Investment - Schedule of Short-term Investments at Amortized Cost and Fair Value (Detail) - Short-term Investments ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 167,740	$ 23,626	¥ 120,464
Available-for-sale debt investments, fair value	1,671	235	855
Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, Cost or Amortized cost less allowance for credit losses	166,999		119,984
Held-to-maturity debt investments, gross unrecognized holding gains	835		631
Held-to-maturity debt investments, fair value	167,740	23,626	120,464
Available-for-sale debt investments, Cost or Amortized cost less allowance for credit losses	1,642		847
Gross unrecognized holding losses	(94)		(151)
Available-for-sale debt investments, gross unrealized gains	29		8
Available-for-sale debt investments, fair value	¥ 1,671	$ 235	¥ 855